Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Direct title insurance premiums	$ 2,170	$ 2,097	$ 2,009
Agency title insurance premiums	2,723	2,626	2,277
Escrow, title-related and other fees	2,637	2,416	2,246
Interest and investment income	131	126	121
Realized gains and losses, net	2	(8)	11
Total revenues	7,663	7,257	6,664
Expenses:
Personnel costs	2,460	2,275	2,137
Agent commissions	2,089	1,998	1,731
Other operating expenses	1,781	1,648	1,557
Depreciation and amortization	183	160	150
Provision for title claim losses	238	157	246
Interest expense	48	64	73
Total expenses	6,799	6,302	5,894
Earnings from continuing operations before income taxes and equity in earnings of unconsolidated affiliates	864	955	770
Income tax expense	235	347	274
Earnings from continuing operations before equity in earnings of unconsolidated affiliates	629	608	496
Equity in earnings of unconsolidated affiliates	10	14	5
Net earnings from continuing operations	639	622	501
Net earnings from discontinued operations	155	70	60
Net earnings	794	692	561
Less: Net earnings attributable to non-controlling interests	23	42	34
Net earnings attributable to common shareholders	771	650	527
Income Amounts Attributable to Parent, Disclosures [Abstract]
Net earnings attributable to entity common shareholders	$ 771	$ 650	$ 527
Diluted
Net earnings from continuing operations attributable to FNF Group common shareholders (in usd per share)	$ 2.30	$ 2.24	$ 1.79
Net earnings per share from discontinued operations attributable to Old FNF common shareholders (in usd per share)	$ 0.08	$ 0.10	$ 0.10
FNF Group Common Stock
Expenses:
Net earnings attributable to common shareholders	$ 662	$ 654	$ 540
Income Amounts Attributable to Parent, Disclosures [Abstract]
Net earnings from continuing operations, attributable to common shareholders	639	627	511
Net earnings from discontinued operations, attributable to common shareholders	23	27	29
Net earnings attributable to entity common shareholders	$ 662	$ 654	$ 540
Basic
Net earnings from continuing operations attributable to FNF Group common shareholders (in usd per share)	$ 2.36	$ 2.31	$ 1.85
Net earnings from discontinued operations attributable to FNF Group common shareholders (in usd per share)	0.08	0.09	0.10
Net earnings per share (in usd per share)	2.44	2.40	1.95
Diluted
Net earnings per share (in usd per share)	$ 2.38	$ 2.34	$ 1.89
Weighted average shares outstanding, basic basis (in shares)	271	272	277
Weighted average shares outstanding, diluted basis (in shares)	278	280	286
Cash dividends paid per share (in usd per share)	$ 1.02	$ 0.88	$ 0.8
FNFV Group Common Stock
Income Amounts Attributable to Parent, Disclosures [Abstract]
Net earnings from discontinued operations, attributable to common shareholders	$ 109	$ (4)	$ (13)
Basic
Net earnings per share (in usd per share)	$ 1.68	$ (0.06)	$ (0.16)
Diluted
Net earnings (loss) per share from discontinued operations attributable to FNFV Group common shareholders (in usd per share)	$ 1.63	$ (0.06)	$ (0.16)
Weighted average shares outstanding, basic basis (in shares)	65	67	79
Weighted average shares outstanding, diluted basis (in shares)	67	70	82